ADDITIONAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I (Statements of Operations) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Home Inns & Hotels Management Inc. [Member] USD ($)	Dec. 31, 2012 Home Inns & Hotels Management Inc. [Member] CNY	Dec. 31, 2011 Home Inns & Hotels Management Inc. [Member] CNY	Dec. 31, 2010 Home Inns & Hotels Management Inc. [Member] CNY
Condensed Financial Statements, Captions [Line Items]
Net revenues	$ 869,378,000	5,416,317,000	3,710,452,000	2,976,025,000	$ 0	0	0	0
Operating expenses	(828,100,000)	(5,159,139,000)	(3,413,014,000)	(2,445,632,000)	(1,268,000)	(7,901,000)	(61,783,000)	(3,590,000)
Loss from operations	43,936,000	273,736,000	297,438,000	530,393,000	(1,268,000)	(7,901,000)	(61,783,000)	(3,590,000)
Share of income from subsidiaries					30,562,000	190,404,000	239,217,000	416,760,000
Interest income	1,906,000	11,874,000	31,996,000	9,454,000	143,000	889,000	8,095,000	90,000
Interest expense	(19,168,000)	(119,416,000)	(46,868,000)	(2,024,000)	(19,023,000)	(118,515,000)	(45,945,000)	(1,730,000)
Issuance costs for convertible notes	0	0	0	(42,559,000)	0	0	0	(42,559,000)
(Loss)/gain on change in fair value of convertible notes	(13,980,000)	(87,099,000)	198,547,000	(9,040,000)	(13,980,000)	(87,099,000)	198,547,000	(9,040,000)
Foreign exchange (loss)/gain	35,000	217,000	15,849,000	(4,350,000)	316,000	1,969,000	19,194,000	(2,912,000)
Gain on buy-back of convertible bonds	0	0	1,521,000	2,480,000	0	0	1,521,000	2,480,000
Non-operating expenses	(1,070,000)	(6,665,000)	(7,315,000)	0	(1,070,000)	(6,665,000)	(7,315,000)	0
Income before income tax expense	18,231,000	113,590,000	527,067,000	506,577,000	(4,320,000)	(26,918,000)	351,531,000	359,499,000
Income tax expense	(21,878,000)	(136,305,000)	(169,442,000)	(139,969,000)	0	0	0	0
Net income/(loss)	$ (3,647,000)	(22,715,000)	357,625,000	366,608,000	$ (4,320,000)	(26,918,000)	351,531,000	359,499,000